Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$14,075,432
Additions	1,950,000	–	141,806	–	3,776	2,556	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	–	(28,983)	(25,610)	(126,346)	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	(566,313)
Balance, December 31, 2024	2,215,000	–	136,661	–	11,418	4,939	2,368,018
Impact of loss of control of Canmart	–	–	(1,627)	–	(8,405)	(5,308)	(15,340)
Foreign exchange movements	116,675	–	7,232	–	776	369	125,052
Balance, June 30, 2025	$2,331,675	$–	$142,266	$–	$3,789	$–	$2,477,730

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$–	$2,723,166	$308	$21,364	$44,761	$38,570	$2,828,169
Depreciation	–	–	19,216	–	2,528	1,261	23,005
Depreciation - RPK	–	255,023	–	2,202	1,040	3,236	261,501
Impact of sale of RPK	–	(2,662,688)	–	(19,866)	(24,764)	(34,669)	(2,741,987)
Foreign exchange movements	–	(315,501)	(899)	(3,700)	(15,932)	(5,820)	(341,852)
Balance, December 31, 2024	–	–	18,625	–	7,633	2,578	28,836
Depreciation	–	–	13,784	–	612	–	14,396
Depreciation - Canmart	–	–	104	–	309	513	926
Impact of loss of control of Canmart	–	–	(760)	–	(8,204)	(3,309)	(12,273)
Foreign exchange movements	–	–	1,442	–	597	218	2,257
Balance, June 30, 2025	$–	$–	$33,195	$–	$947	$-	$34,142

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2023	$737,994	$7,902,730	$–	$9,174	$1,135	$76,998	$8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	–	(9,174)	(1,135)	(76,998)	(8,728,031)
Balance, December 31, 2024 and June 30, 2025	$–	$–	$–	$–	$–	$–	$–

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Total
Balance, December 31, 2024	$2,215,000	$–	$118,036	$–	$3,785	$2,361	$2,339,182
Balance, June 30, 2025	$2,331,675	$–	$109,071	$–	$2,842	$–	$2,443,588